Other Current and Long-Term Liabilities - Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities for tax other than income tax	$ 1,038	$ 583	$ 589
Social securities liabilities	184	256	180
Accrued financial interest	413	149
Income tax liabilities			43
Derivative contract liabilities			18
Other liabilities	388	391	179
Total other current liabilities	$ 2,023	1,379	$ 1,009
Previously Reported
Other liabilities		390
Total other current liabilities		$ 1,229